Impairment - Summary Of Impairment Expense (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ 0.0	$ 78.6
Shahuindo
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 36.2		0.0	36.2
Morococha
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 42.4	$ 0.0	$ 42.4